Convertible debentures (Details Narrative) $ in Thousands, $ in Thousands					9 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($)	Nov. 29, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 30, 2023	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Aug. 15, 2024 USD ($)	Aug. 15, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 CAD ($)
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Ratio					1.15
Convertible debt					$ 1,145	$ 2,230	$ 3,012				$ 1,239
Better Choice Company Inc [Member]
Short-Term Debt [Line Items]
Convertible debt								$ 1,450	$ 1,970
Total stockholders equity valuation									$ 8,000
Convertible Promissory Note Agreement [Member] | Better Choice Company Inc [Member]
Short-Term Debt [Line Items]
Convertible Debt								$ 1,450
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Maturity date			Jul. 31, 2024		Nov. 29, 2024	Dec. 31, 2023
Convertible Debt	$ 100				$ 1,000					$ 100
Debt Instrument, Interest Rate, Stated Percentage				5.00%	15.00%					15.00%
Debt Instrument, Issued, Principal		$ 500
Debt Instrument, Increase, Accrued Interest	$ 100	$ 100
Interest rate			15.00%	5.00%		15.00%
Principal plus accrued interest			$ 150
Convertible debt					$ 163	$ 769	$ 1,039				$ 1,239
Convertible Debentures [Member] | IPO [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Ratio					15